Financial Instruments / Risk Management - Schedule of Net Debt of Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	SFr (21,031)	SFr (5,975)
Payments for the period	460	321
Issuance of warrants	(122)	(294)
Fair value loss on warrant liability	(12,294)	(15,531)
Exercise of public and private warrants	17,789	1,344
Addition of lease	(1,530)	(792)
Interest calculated on leases	(87)	(47)
Indexation for the period	(20)	(25)
FX revaluation	44	(32)
Net debt ending balance	(16,791)	(21,031)
Leasing
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(1,180)	(605)
Payments for the period	460	321
Addition of lease	(1,530)	(792)
Interest calculated on leases	(87)	(47)
Indexation for the period	(20)	(25)
FX revaluation	44	(32)
Net debt ending balance	(2,313)	(1,180)
Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Net debt beginning balance	(19,851)	(5,370)
Issuance of warrants	(122)	(294)
Fair value loss on warrant liability	(12,294)	(15,531)
Exercise of public and private warrants	17,789	1,344
Net debt ending balance	SFr (14,478)	SFr (19,851)